Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER:  (202) 508-4671

March 21, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Artisan Partners Funds, Inc.:  File Nos. 033-88316 and 811-8932

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Funds”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), Artisan Funds is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the definitive Artisan High Income Fund’s (the “Fund”) Investor and Advisor Shares Prospectus filed with the Commission on March 7, 2014 under Rule 497(c) (SEC Accession No. 0001193125-14-088785) relating to the Fund’s Registration Statement filed on February 28, 2014.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(c).

If you have any questions concerning this filing, please call me at (202) 508-4671 or my colleague Nathan Briggs at (202) 626-3909.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda